Notes Related to the Consolidated Statements of Financial Position - Schedule of Intangible Assets (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Total, net	€ 53	€ 57	€ 61
Total, net	53	57	61
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Total, net	234	209	184
Total, net	234	209	184
Accumulated Amortization [member]
Disclosure of detailed information about intangible assets [line items]
Total, net	(180)	(152)	(122)
Total, net	€ (180)	€ (152)	€ (122)